Pension Liabilities - Net obligation per country (Details) - SEK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Net obligation	kr 3,182	kr 8,296
Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Net obligation	3,182	8,296
Switzerland | Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Net obligation	3,071	8,124
France | Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Net obligation	kr 111	kr 172